Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Dec. 15, 2015